Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Maximum Credit Risk Exposure

Financial Instruments to which the impairment requirements in IFRS 9 are applied

	December 31, 2018
	ECL Staging			Total
Loan Type	Stage 1 12-month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL
Promissory Notes	7,177,104	473,676	242,381	7,893,161
Unsecured Corporate Loans	6,218,529	1,375,348	180,465	7,774,342
Overdrafts	30,470,695	1,360,527	121,935	31,953,157
Mortgage Loans	5,436,112	141,024	9,710	5,586,846
Automobile and other secured loans	1,264,489	106,241	181,807	1,552,537
Personal Loans	16,064,479	2,203,003	1,710,043	19,977,525
Retail	13,016,980	883,861	329,323	14,230,164
Consumer Finance	3,047,499	1,319,142	1,380,720	5,747,361
Credit Card Loans	20,075,986	902,670	555,073	21,533,729
Retail	15,384,065	583,439	215,273	16,182,777
Consumer Finance	4,691,921	319,231	339,800	5,350,952
Foreign Trade Loans	12,202,668	555,279	1,015,217	13,773,164
Other Financings	9,647,575	903,049	115,563	10,666,187
Other Receivables from Financial Transactions	1,325,730	12,086	21,292	1,359,108
Receivables from Financial Leases	3,213,033	172,514	83,920	3,469,467

Total	113,096,400	8,205.417	4,237,406	125,539,223

	December 31, 2017
	ECL Staging			Total
Loan Type	Stage 1 12-month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL
Promissory Notes	14,001,853	198,000	41,673	14,241,526
Unsecured Corporate Loans	7,694,982	230,789	62,098	7,987,869
Overdrafts	32,683,305	437,359	66,503	33,187,167
Mortgage Loans	2,354,796	61,753	1,344	2,417,893
Automobile and other secured loans	451,270	16,951	997	469,218
Personal Loans	20,437,323	2,507,043	2,830,638	25,775,004
Retail	15,892,638	1,019,240	337,196	17,249,074
Consumer Finance	4,544,686	1,487,802	2,493,442	8,525,930
Loan Type	Stage 1 12-month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL
Credit Card Loans	23,211,655	1,360,455	567,367	25,139,477
Retail	16,529,858	1,014,835	230,587	17,775,280
Consumer Finance	6,681,796	345,621	336,780	7,364,197
Foreign Trade Loans	12,264,552	83,783	4,429	12,352,764
Other Financings	9,993,744	44,534	41,184	10,079,462
Other Receivables from Financial Transactions	1,177,817	19,048	16,805	1,213,670
Receivables from Financial Leases	3,635,704	66,142	55,497	3,757,343

Total	127,907,001	5,025,857	3,688,535	136,621,393

Disclosure of Exposure to the Group's Exchange Risk by Currency Type

The exposure to the Group’s exchange rate risk at the end of the year by currency type is detailed below:

Currency	Balances as of 12/31/2018				Balances as of 12/31/2017
	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	41,462,284	40,327,318	13,405	1,148,371	30,597,536	26,114,417	2,746	4,485,865
Euro	463,781	474,602	—	(10,821)	434,590	434,580	—	10
Others	114,521	3,338	—	111,183	2,125	2,125	—	—

Total	42,040,586	40,805,258	13,405	1,248,733	31,034,251	26,551,122	2,746	4,485,875

Summary of Sensitivity Analysis Performed Reasonably Possible Changes in Foreign Exchange Rates

A sensitivity analysis was performed considering reasonably possible changes in foreign exchange rates in relation to the Group’s functional currency. The percentage of variation used in this analysis is the same the Group used in its Business Plan and Projections.

Currency	Variation	12/31/2018
		P/L	Equity
US Dollar	29%	336,894	336,894
	(29%)	(336,894)	(336,894)
Euro	29%	(3,175)	(3,175)
	(29%)	3,175	3,175
Others	29%	32,617	32,617
	(29%)	(32,617)	(32,617)
Total	29%	366,337	366,337
	(29%)	(366,337)	(366,337)

Summary of Exposure to Interest Rate Risk

The exposure to interest rate risk is detailed in the table below. It presents the residual values of the assets and liabilities, categorized by date of renegotiation of interest or expiration date, the lowest.

Assets and Liabilities	Term in days
	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
	To 12/31/2018
Total Financial Assets	54,435,109	13,281,894	11,692,926	9,323,634	46,537,858	135,271,421
Total Financial Liabilities	74,913,615	21,093,049	1,498,595	1,500,302	25,041,966	124,047,526

Net Amount	(20,478,506)	(7,811,155)	10,194,331	7,823,332	21,495,892	11,223,895

Summary of Sensitivity to Reasonably Possible Additional Variation in Interest Rates for Next Year

The table below shows the sensitivity to a reasonably possible additional variation in interest rates for the next year, taking into account the composition as of December 31, 2018. Variations in rates were determined considering the scenarios set by Communication “A” 6397 for the calculation of the Interest Rate Risk in the Investment Portfolio.

	Additional variation in the interest rate	Increase / (decrease) in the income statement	Increase / (decrease) in shareholders’ equity
Decrease in the interest rate	4% ARS; 2% USD	55,643	679,909
Increase in the interest rate	4% ARS; 2% USD	(55,643)	(645,962)